NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Payable
NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

a) On October 23, 2022, the Company issued a note payable to Hub International for $204,050 bearing interest at the annual rate of 6.75% per annum, due September 23, 2023, payable monthly starting November 23, 2022. As of March 31, 2023, the balance of note payable due was $103,824 (December 31, 2022 - $164,729).

b) On December 28, 2022, the Company issued a promissory note for $750,000 bearing interest at the annual rate of 20% per annum, due June 28, 2023. For the three months ended March 31, 2023, the Company accrued $38,219 in interest on the promissory note (March 31, 2022 - $Nil). As of March 31, 2023, the balance of the note payable was $788,219 (December 31, 2022 - $750,000).

The Company agreed to issue to the lender warrants to purchase common stock equal to $1,500,000 with the same terms as any warrants issued in the Company’s next financing round and will be immediately exercisable. Default in the payment of principal or interest or other material covenant under the note triggers a default penalty equal to 0.666% of $750,000 per month during the period of default, and other lender rights, including the demand of immediate payment of all amounts due including accrued but unpaid interest, and recovery of all costs, fees including attorney’s fees and disbursements, and expenses relating to collection and enforcement of the promissory note. No liability has been recognized for the warrants as they have not been issued and their terms remain contingent upon the next financing.

c) On February 2, 2023, the Company issued an unsecured promissory note to Walleye Opportunities Master Fund Ltd. for $1,000,000 with a maturity date of May 7, 2023. The note has no interest and the principal amount shall be paid in full on the maturity date. In the event that the principal amount is not repaid in full on maturity date, the principal amount shall be increased to $1,250,000.

d) As part of the My Health Logic acquisition, Marizyme assumed an aggregate of $468,137 in notes payable, the notes were unsecured, bore interest at a rate of 9% per annum with no maturity date. The Company settled an aggregate of $278,678 of these notes payable as part of Unit Purchase Agreement issuances during the year ended December 31, 2022 (Note 7). For the three months ended March 31, 2023, the Company accrued $13,068 in interest on the notes payable (March 31, 2022 - $6,085). As of March 31, 2023, balance of the remaining note payable was $231,168 (December 31, 2022 - $218,100).

6. Notes Payable

On October 23, 2022, the Company issued a note payable to Hub International for $204,050 bearing interest at the annual rate of 6.75% per annum, due September 23, 2023, payable monthly starting November 23, 2022. As at December 31, 2022, the balance of note payable due was $164,729 (2021 - $127,798).

On December 28, 2022, the Company issued a promissory note for $750,000 bearing interest at the annual rate of 20% per annum, due June 28, 2023. The Company agreed to issue to the lender warrants to purchase common stock equal to $1,500,000 with the same terms as any warrants issued in the Company’s next financing round and will be immediately exercisable. Default in the payment of principal or interest or other material covenant under the note triggers a default penalty equal to 0.666% of $750,000 per month during the period of default, and other lender rights, including the demand of immediate payment of all amounts due including accrued but unpaid interest, and recovery of all costs, fees including attorney’s fees and disbursements, and expenses relating to collection and enforcement of the promissory note. No liability has been recognized for the warrants as they have not been issued and their terms remain contingent upon the next financing.

As referenced in Note 2, as part of the Somahlution acquisition, Marizyme assumed an aggregate of $468,137 in notes payable, the notes were unsecured, bore interest at a rate of 9% per annum with no maturity date. The Company settled an aggregate of $278,678 of these notes payable as part of Unit Purchase Agreement issuances during the year ended December 31, 2022 (see Note 7). As of December 31, 2022, balance of the remaining note payable was $218,100 (2021 - $469,252).